CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Lasers and other products	$ 192,199	$ 160,220	$ 132,568
Product-related services	71,423	68,101	56,960
Total revenues	263,622	228,321	189,528
Cost of revenues:
Lasers and other products	91,045	76,003	65,873
Product-related services	36,137	37,469	32,758
Total cost of revenues	127,182	113,472	98,631
Gross profit	136,440	114,849	90,897
Operating expenses, net:
Research and development	29,936	28,334	26,837
Selling and marketing	77,795	69,433	65,897
General and administrative	34,188	33,730	36,103
Other expenses (income), net	2,289	32,208	(4,538)
Total operating expenses, net	144,208	163,705	124,299
Operating loss	(7,768)	(48,856)	(33,402)
Financial income, net	925	1,015	717
Other income		35	240
Loss before taxes on income (tax benefit)	(6,843)	(47,806)	(32,445)
Taxes on income (tax benefit)	(4,502)	3,944	(5,110)
Consolidated net loss	(2,341)	(51,750)	(27,335)
Net loss attributable to non-controlling interests	998	955	1,909
Net loss attributable to Syneron Medical Ltd.'s shareholders	$ (1,343)	$ (50,795)	$ (25,426)
Net loss per share:
Basic and diluted net loss per share attributable to Syneron Medical Ltd.'s shareholders	$ (0.04)	$ (1.44)	$ (0.74)
Weighted average number of shares used in per share calculations (in thousands):
Basic and diluted	35,475	35,158	34,369